Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000253970
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2026 Corporate Bond ETF
Trading Symbol	MYCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2026 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 50,189,349
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$50,189,349 Number of Portfolio Holdings185 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	18.1%
Real Estate Investment Trusts	14.2%
Pharmaceuticals	8.7%
Auto Manufacturers	7.6%
Electric	6.6%
Diversified Financial Services	4.7%
Pipelines	3.9%
Semiconductors	3.3%
Office & Business Equipment	2.6%
Software	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Bayer U.S. Finance LLC, 6.13%, due 11/21/26	2.8%
CDW LLC/CDW Finance Corp., 2.67%, due 12/01/26	2.6%
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/01/26	2.1%
Boston Properties LP, 2.75%, due 10/01/26	1.9%
RTX Corp., 5.75%, due 11/08/26	1.8%
Vornado Realty LP, 2.15%, due 06/01/26	1.7%
Utah Acquisition Sub, Inc., 3.95%, due 06/15/26	1.5%
Goldman Sachs Group, Inc., 3.50%, due 11/16/26	1.5%
CVS Health Corp., 2.88%, due 06/01/26	1.5%
Ford Motor Credit Co. LLC, 5.13%, due 11/05/26	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Corporate Bond ETF to the State Street® My2026 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253976
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 Corporate Bond ETF
Trading Symbol	MYCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2027 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 30,134,182
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$30,134,182 Number of Portfolio Holdings176 Portfolio Turnover Rate12%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	12.8%
Electric	11.2%
Real Estate Investment Trusts	7.0%
Pharmaceuticals	5.2%
Diversified Financial Services	4.7%
Auto Manufacturers	4.5%
Aerospace & Defense	4.3%
Oil & Gas	3.6%
Agriculture	3.5%
Pipelines	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
SBA Communications Corp., 3.88%, due 02/15/27	3.3%
General Motors Co., 6.80%, due 10/01/27	2.3%
ArcelorMittal SA, 6.55%, due 11/29/27	2.1%
Santander Holdings USA, Inc., 4.40%, due 07/13/27	1.9%
Las Vegas Sands Corp., 5.90%, due 06/01/27	1.9%
HCA, Inc., 4.50%, due 02/15/27	1.7%
Bayer Corp., 6.65%, due 02/15/28	1.7%
L3Harris Technologies, Inc., 5.40%, due 01/15/27	1.6%
T-Mobile USA, Inc., 3.75%, due 04/15/27	1.6%
Ford Motor Credit Co. LLC, 5.80%, due 03/05/27	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Corporate Bond ETF to the State Street® My2027 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253977
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 Corporate Bond ETF
Trading Symbol	MYCH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2028 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[3]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 218,958,322
Holdings Count | Holding	301
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$218,958,322 Number of Portfolio Holdings301 Portfolio Turnover Rate8%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	13.9%
Electric	7.9%
Pharmaceuticals	6.9%
Agriculture	5.8%
Aerospace & Defense	4.8%
Health Care Services	4.4%
Lodging	4.4%
Semiconductors	4.3%
Oil & Gas	3.8%
Auto Manufacturers	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Las Vegas Sands Corp., 5.63%, due 06/15/28	2.2%
CVS Health Corp., 4.30%, due 03/25/28	2.2%
Campbell's Co., 4.15%, due 03/15/28	1.9%
HCA, Inc., 5.63%, due 09/01/28	1.8%
Centene Corp., 2.45%, due 07/15/28	1.5%
Ovintiv, Inc., 5.65%, due 05/15/28	1.4%
BAT Capital Corp., 2.26%, due 03/25/28	1.4%
AbbVie, Inc., 4.65%, due 03/15/28	1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.75%, due 02/15/28	1.3%
General Motors Financial Co., Inc., 5.80%, due 06/23/28	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Corporate Bond ETF to the State Street® My2028 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253978
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 Corporate Bond ETF
Trading Symbol	MYCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2029 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[4]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 31,483,619
Holdings Count | Holding	183
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$31,483,619 Number of Portfolio Holdings183 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	9.6%
Banks	8.7%
Pharmaceuticals	5.9%
Software	5.2%
Real Estate Investment Trusts	4.6%
Telecommunications	4.4%
Agriculture	4.1%
Health Care Services	3.9%
Pipelines	3.8%
Aerospace & Defense	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Philip Morris International, Inc., 5.63%, due 11/17/29	1.9%
Centene Corp., 2.45%, due 07/15/28	1.8%
Toll Brothers Finance Corp., 3.80%, due 11/01/29	1.7%
Boeing Co., 6.30%, due 05/01/29	1.5%
AbbVie, Inc., 3.20%, due 11/21/29	1.4%
AT&T, Inc., 4.35%, due 03/01/29	1.3%
Oracle Corp., 4.55%, due 02/04/29	1.3%
AbbVie, Inc., 4.80%, due 03/15/29	1.2%
TSMC Arizona Corp., 4.13%, due 04/22/29	1.2%
T-Mobile USA, Inc., 3.38%, due 04/15/29	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Corporate Bond ETF to the State Street® My2029 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253979
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 Corporate Bond ETF
Trading Symbol	MYCJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2030 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 30,229,769
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$30,229,769 Number of Portfolio Holdings150 Portfolio Turnover Rate10%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	7.2%
Pipelines	7.0%
Pharmaceuticals	6.8%
Banks	6.7%
Oil & Gas	6.6%
Telecommunications	6.1%
Agriculture	4.7%
Semiconductors	4.6%
Health Care Services	4.3%
Aerospace & Defense	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Boeing Co., 5.15%, due 05/01/30	2.7%
T-Mobile USA, Inc., 3.88%, due 04/15/30	2.6%
Energy Transfer LP, 6.40%, due 12/01/30	2.2%
CVS Health Corp., 5.13%, due 02/21/30	2.0%
Diamondback Energy, Inc., 5.15%, due 01/30/30	1.8%
AT&T, Inc., 4.30%, due 02/15/30	1.8%
Kenvue, Inc., 5.00%, due 03/22/30	1.7%
Carrier Global Corp., 2.72%, due 02/15/30	1.7%
HCA, Inc., 3.50%, due 09/01/30	1.7%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, due 06/01/30	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Corporate Bond ETF to the State Street® My2030 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253980
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 Corporate Bond ETF
Trading Symbol	MYCK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2031 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[6]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 15,216,488
Holdings Count | Holding	133
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$15,216,488 Number of Portfolio Holdings133 Portfolio Turnover Rate9%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	8.7%
Pharmaceuticals	8.5%
Semiconductors	8.1%
Aerospace & Defense	7.9%
Electric	7.2%
Agriculture	6.7%
Health Care Services	5.3%
Real Estate Investment Trusts	5.1%
IT Services	3.6%
Retail	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc., 5.30%, due 01/15/31	4.5%
Bank of Montreal, 5.51%, due 06/04/31	3.4%
IBM International Capital Pte. Ltd., 4.75%, due 02/05/31	3.0%
Philip Morris International, Inc., 5.13%, due 02/13/31	2.6%
Boeing Co., 6.39%, due 05/01/31	2.5%
CVS Health Corp., 5.55%, due 06/01/31	2.5%
General Motors Financial Co., Inc., 5.60%, due 06/18/31	2.4%
L3Harris Technologies, Inc., 5.25%, due 06/01/31	2.3%
Pacific Gas & Electric Co., 3.25%, due 06/01/31	2.2%
Bunge Ltd. Finance Corp., 2.75%, due 05/14/31	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Corporate Bond ETF to the State Street® My2031 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253981
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2032 Corporate Bond ETF
Trading Symbol	MYCL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2032 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2032 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 7,592,068
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$7,592,068 Number of Portfolio Holdings98 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	11.6%
Semiconductors	7.9%
Software	5.5%
Banks	5.4%
Food	4.7%
Agriculture	4.4%
Telecommunications	4.3%
Real Estate Investment Trusts	3.8%
Insurance	3.7%
Retail	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Philip Morris International, Inc., 5.75%, due 11/17/32	2.7%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.00%, due 05/15/32	2.6%
International Business Machines Corp., 4.40%, due 07/27/32	2.5%
Advanced Micro Devices, Inc., 3.92%, due 06/01/32	2.3%
Oracle Corp., 6.25%, due 11/09/32	2.1%
AEP Texas, Inc., 4.70%, due 05/15/32	2.1%
ArcelorMittal SA, 6.80%, due 11/29/32	1.9%
Church & Dwight Co., Inc., 5.60%, due 11/15/32	1.9%
Micron Technology, Inc., 5.65%, due 11/01/32	1.9%
Micron Technology, Inc., 2.70%, due 04/15/32	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2032 Corporate Bond ETF to the State Street® My2032 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253982
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2033 Corporate Bond ETF
Trading Symbol	MYCM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2033 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2033 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 6,314,501
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$6,314,501 Number of Portfolio Holdings90 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	14.3%
Banks	8.1%
Pipelines	6.7%
Pharmaceuticals	6.4%
Semiconductors	6.1%
Insurance	4.4%
Telecommunications	4.1%
Media	3.8%
Real Estate Investment Trusts	3.6%
Food	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc., 5.88%, due 09/15/33	2.3%
Duke Energy Florida LLC, 5.88%, due 11/15/33	2.3%
Philip Morris International, Inc., 5.38%, due 02/15/33	1.9%
National Grid PLC, 5.81%, due 06/12/33	1.9%
Exelon Corp., 5.30%, due 03/15/33	1.9%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.75%, due 04/01/33	1.8%
AT&T, Inc., 5.40%, due 02/15/34	1.8%
Leidos, Inc., 5.75%, due 03/15/33	1.8%
JPMorgan Chase & Co., 5.35%, due 06/01/34	1.7%
Bank of America Corp., 5.29%, due 04/25/34	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2033 Corporate Bond ETF to the State Street® My2033 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253983
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2034 Corporate Bond ETF
Trading Symbol	MYCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2034 Corporate Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2034 Corporate Bond ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[9]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 7,536,579
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$7,536,579 Number of Portfolio Holdings109 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	12.8%
Pipelines	6.5%
Insurance	5.9%
Pharmaceuticals	5.3%
Real Estate Investment Trusts	5.1%
Oil & Gas	5.0%
Banks	4.8%
Telecommunications	4.8%
Semiconductors	4.7%
Food	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
General Motors Financial Co., Inc., 5.95%, due 04/04/34	3.2%
Imperial Brands Finance PLC, 5.88%, due 07/01/34	2.8%
Broadcom, Inc., 3.47%, due 04/15/34	2.0%
AbbVie, Inc., 5.05%, due 03/15/34	2.0%
DTE Electric Co., 5.20%, due 03/01/34	1.9%
Southern Co., 5.70%, due 03/15/34	1.8%
Carrier Global Corp., 5.90%, due 03/15/34	1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 06/15/34	1.7%
T-Mobile USA, Inc., 5.15%, due 04/15/34	1.6%
Energy Transfer LP, 5.60%, due 09/01/34	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2034 Corporate Bond ETF to the State Street® My2034 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253971
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2026 Municipal Bond ETF
Trading Symbol	MYMF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2026 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2026 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 12,497,509
Holdings Count | Holding	108
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$12,497,509 Number of Portfolio Holdings108 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	12.0%
California	7.5%
Florida	5.1%
Illinois	5.1%
Washington	5.1%
Maryland	4.4%
Colorado	4.4%
Ohio	4.3%
Virginia	4.2%
New York	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Arizona Transportation Board Revenue, AZ, 5.00%, due 07/01/26	3.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, 4.00%, due 08/01/37	2.4%
Ohio Water Development Authority Revenue, OH, 5.00%, due 06/01/26	2.2%
Florida Municipal Power Agency Revenue, FL, 5.00%, due 10/01/28	2.2%
Washington Suburban Sanitary Commission Revenue, MD, 5.00%, due 06/01/26	2.2%
University of Hawaii Revenue, HI, 5.00%, due 10/01/32	2.0%
Maryland Health & Higher Educational Facilities Authority Revenue, MD, 5.00%, due 08/15/26	2.0%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/26	2.0%
Twin Rivers Unified School District, General Obligation, CA, 5.00%, due 08/01/26	2.0%
State of Wisconsin, General Obligation, WI, 5.00%, due 11/01/26	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2026 Municipal Bond ETF to the State Street® My2026 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253972
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 Municipal Bond ETF
Trading Symbol	MYMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2027 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[11]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 8,683,254
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$8,683,254 Number of Portfolio Holdings78 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Maryland	8.2%
Texas	8.1%
Illinois	7.8%
New York	6.6%
Virginia	6.2%
Michigan	5.3%
Pennsylvania	4.0%
Florida	3.9%
Iowa	3.9%
Oklahoma	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Maryland Health & Higher Educational Facilities Authority Revenue, MD, 1.90%, due 07/01/36	4.6%
Hancock Public Schools, General Obligation, MI, 5.00%, due 05/01/27	4.5%
Trinity River Authority Central Regional Wastewater System Revenue, TX, 5.00%, due 08/01/26	3.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 09/01/27	3.1%
Green Bay Area Public School District, General Obligation, WI, 5.00%, due 04/01/27	3.0%
Village of Elk Grove Village, General Obligation, IL, 5.00%, due 01/01/36	2.8%
Virginia Public Building Authority Revenue, VA, 5.00%, due 08/01/27	2.7%
North Carolina Turnpike Authority Revenue, NC, 5.00%, due 01/01/32	2.6%
Metropolitan Government of Nashville & Davidson County, General Obligation, TN, 5.00%, due 01/01/27	2.6%
Valley Park Fire Protection District, General Obligation, MO, 4.00%, due 03/01/37	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2027 Municipal Bond ETF to the State Street® My2027 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253973
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 Municipal Bond ETF
Trading Symbol	MYMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2028 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[12]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 8,690,437
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$8,690,437 Number of Portfolio Holdings73 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	11.6%
New York	10.5%
Ohio	8.1%
Pennsylvania	7.2%
West Virginia	6.5%
Michigan	6.2%
Illinois	5.0%
Florida	4.9%
Georgia	3.8%
Maryland	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
West Virginia Commissioner of Highways Revenue, WV, 5.00%, due 09/01/28	5.7%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/33	3.5%
State of Maryland, General Obligation, MD, 5.00%, due 08/01/28	3.5%
New York City Transitional Finance Authority Building Aid Revenue, NY, 5.00%, due 07/15/34	3.4%
Kentucky State Property & Building Commission Revenue, KY, 5.00%, due 11/01/28	3.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/28	2.9%
State of Connecticut, General Obligation, CT, 5.00%, due 03/15/28	2.7%
Albuquerque Municipal School District No. 12, General Obligation, NM, 5.00%, due 08/01/28	2.7%
Texas Water Development Board Revenue, TX, 5.00%, due 04/15/49	2.6%
Hurst-Euless-Bedford Independent School District, General Obligation, TX, 4.00%, due 08/15/38	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2028 Municipal Bond ETF to the State Street® My2028 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253974
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 Municipal Bond ETF
Trading Symbol	MYMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2029 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[13]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 13,705,063
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$13,705,063 Number of Portfolio Holdings104 Portfolio Turnover Rate14%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	10.1%
Washington	6.9%
Illinois	6.9%
New York	6.6%
Pennsylvania	4.8%
Ohio	4.8%
Florida	4.6%
Nevada	4.1%
Delaware	4.0%
Kentucky	3.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State of Wisconsin, General Obligation, WI, 5.00%, due 05/01/29	3.4%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/29	2.4%
State of Iowa Board of Regents Revenue, IA, 5.00%, due 09/01/29	2.4%
Oregon State Lottery Revenue, OR, 5.00%, due 04/01/29	2.4%
State of Delaware, General Obligation, DE, 5.00%, due 02/01/32	2.4%
New York City Municipal Water Finance Authority Revenue, NY, 5.00%, due 06/15/40	2.4%
Aubrey Independent School District, General Obligation, TX, 5.00%, due 02/15/29	2.4%
Clark County School District, General Obligation, NV, 5.00%, due 06/15/29	2.3%
State of Ohio Revenue, OH, 5.00%, due 12/15/28	2.2%
Weld County School District No. 6 Greeley, General Obligation, CO, 5.00%, due 12/01/32	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2029 Municipal Bond ETF to the State Street® My2029 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000253975
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 Municipal Bond ETF
Trading Symbol	MYMJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2030 Municipal Bond ETF (the "Fund") for the period of September 1, 2025 through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 Municipal Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[14]
Material Change Date	Feb. 28, 2026
AssetsNet	$ 12,552,711
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$12,552,711 Number of Portfolio Holdings96 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
New York	9.0%
Washington	9.0%
Texas	8.2%
Pennsylvania	5.2%
Illinois	5.0%
California	4.7%
Michigan	4.4%
Minnesota	3.8%
Alabama	3.5%
Ohio	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/30	3.8%
City of New York, General Obligation, NY, 5.00%, due 08/01/30	2.7%
New York Transportation Development Corp. Revenue, NY, 5.00%, due 12/01/37	2.6%
Great Lakes Water Authority Water Supply System Revenue, MI, 5.00%, due 07/01/30	2.4%
City of Dallas, General Obligation, TX, 5.00%, due 02/15/30	2.4%
Empire State Development Corp. Revenue, NY, 5.00%, due 03/15/38	2.3%
New Jersey Transportation Trust Fund Authority Revenue, NJ, 5.00%, due 06/15/30	2.3%
City of Chicago Waterworks Revenue, IL, 5.00%, due 11/01/30	2.2%
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH, 5.00%, due 06/01/33	2.2%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/37	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2030 Municipal Bond ETF to the State Street® My2030 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000263199
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2035 Corporate Bond ETF
Trading Symbol	MYCO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2035 Corporate Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2035 Corporate Bond ETF	$7	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[15]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Material Change Date	Feb. 28, 2026
AssetsNet	$ 6,286,162
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$6,286,162 Number of Portfolio Holdings91 Portfolio Turnover Rate16%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	14.0%
Pharmaceuticals	5.8%
Aerospace & Defense	5.2%
Food	5.1%
Pipelines	5.0%
IT Services	4.8%
Semiconductors	4.5%
Software	4.4%
Oil & Gas	3.9%
Agriculture	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	2.2%
AbbVie, Inc., 4.50%, due 05/14/35	2.2%
RTX Corp., 5.40%, due 05/01/35	2.2%
Pacific Gas & Electric Co., 6.00%, due 08/15/35	2.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 04/20/35	2.1%
AEP Transmission Co. LLC, 5.38%, due 06/15/35	2.1%
Georgia Power Co., 5.20%, due 03/15/35	2.1%
AT&T, Inc., 5.38%, due 08/15/35	2.1%
International Business Machines Corp., 5.20%, due 02/10/35	2.1%
FirstEnergy Transmission LLC, 5.00%, due 01/15/35	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2035 Corporate Bond ETF to the State Street® My2035 Corporate Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000263200
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 Municipal Bond ETF
Trading Symbol	MYMK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2031 Municipal Bond ETF (the "Fund") for the period of September 17, 2025 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 Municipal Bond ETF	$9	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%	[16]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
Material Change Date	Feb. 28, 2026
AssetsNet	$ 8,907,132
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$8,907,132 Number of Portfolio Holdings74 Portfolio Turnover Rate34%
Holdings [Text Block]

Top Ten States

Table Summary
States	%
Texas	7.1%
Indiana	6.0%
Washington	5.5%
Florida	5.3%
Kansas	5.2%
Illinois	5.1%
California	5.1%
Nevada	4.8%
Wisconsin	4.7%
Pennsylvania	4.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
University of Wisconsin Hospitals & Clinics Revenue, WI, 5.00%, due 04/01/31	4.7%
Los Angeles Department of Water & Power Revenue, CA, 5.00%, due 07/01/39	4.3%
Indianapolis Local Public Improvement Bond Bank Revenue, IN, 5.00%, due 06/01/34	3.8%
County of Santa Fe Revenue, NM, 2.25%, due 06/01/31	3.6%
Truckee Meadows Water Authority Revenue, NV, 5.00%, due 07/01/31	3.6%
Johnson County Unified School District No. 233 Olathe, General Obligation, KS, 5.00%, due 09/01/37	3.4%
State of Connecticut Special Tax Revenue, CT, 5.00%, due 05/01/41	3.2%
Alabama Public School & College Authority Revenue, AL, 5.00%, due 11/01/34	3.2%
Pennsylvania Turnpike Commission Revenue, PA, 5.00%, due 12/01/35	2.8%
Henry County School District, General Obligation, GA, 4.00%, due 08/01/31	2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Material Fund Change Name [Text Block]

Effective December 30, 2025 (the “Effective Date”), the Fund changed its name from the SPDR® SSGA My2031 Municipal Bond ETF to the State Street® My2031 Municipal Bond ETF. These changes did not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended February 28, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000267387
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2027 High Yield Corporate Bond ETF
Trading Symbol	MYHA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2027 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2027 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.39%	[17]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 5,002,742
Holdings Count | Holding	93
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$5,002,742 Number of Portfolio Holdings93 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Media	13.9%
Internet	8.2%
Real Estate Investment Trusts	6.8%
Commercial Services	5.4%
Auto Manufacturers	5.3%
Entertainment	4.7%
Chemicals	4.2%
Lodging	3.8%
Health Care Services	3.3%
Retail	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
DISH Network Corp., 11.75%, due 11/15/27	4.1%
Nissan Motor Co. Ltd., 4.35%, due 09/17/27	3.5%
Rakuten Group, Inc., 11.25%, due 02/15/27	3.2%
Live Nation Entertainment, Inc., 4.75%, due 10/15/27	2.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/27	2.5%
Nexstar Media, Inc., 5.63%, due 07/15/27	2.5%
SS&C Technologies, Inc., 5.50%, due 09/30/27	2.5%
TK Elevator U.S. Newco, Inc., 5.25%, due 07/15/27	2.3%
Tenet Healthcare Corp., 5.13%, due 11/01/27	2.1%
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, due 08/15/27	2.0%

C000267388
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2028 High Yield Corporate Bond ETF
Trading Symbol	MYHB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2028 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2028 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.39%	[18]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 5,001,072
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$5,001,072 Number of Portfolio Holdings129 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Media	6.0%
Chemicals	5.8%
Diversified Financial Services	5.4%
Pipelines	5.0%
Telecommunications	4.4%
Commercial Services	4.3%
Packaging & Containers	4.1%
Internet	3.9%
Auto Manufacturers	3.9%
Food	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
DISH DBS Corp., 5.75%, due 12/01/28	2.5%
Tenet Healthcare Corp., 6.13%, due 10/01/28	1.9%
Nissan Motor Acceptance Co. LLC, 7.05%, due 09/15/28	1.9%
Tenneco, Inc., 8.00%, due 11/17/28	1.6%
1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28	1.5%
United Rentals North America, Inc., 4.88%, due 01/15/28	1.4%
Bausch & Lomb Corp., 8.38%, due 10/01/28	1.4%
Bausch Health Cos., Inc., 5.00%, due 01/30/28	1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 04/15/28	1.2%
WESCO Distribution, Inc., 7.25%, due 06/15/28	1.2%

C000267390
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2030 High Yield Corporate Bond ETF
Trading Symbol	MYHD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2030 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2030 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.39%	[19]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 4,993,554
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$4,993,554 Number of Portfolio Holdings150 Portfolio Turnover Rate0%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Health Care Services	7.6%
Media	6.8%
Oil & Gas	6.8%
Packaging & Containers	5.9%
Diversified Financial Services	5.5%
Retail	4.3%
Insurance	3.5%
Commercial Services	3.4%
Mining	3.1%
Software	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Nissan Motor Co. Ltd., 4.81%, due 09/17/30	2.3%
Tenet Healthcare Corp., 4.38%, due 01/15/30	1.8%
HUB International Ltd., 7.25%, due 06/15/30	1.8%
Ardagh Group SA, 9.50%, due 12/01/30	1.5%
DaVita, Inc., 4.63%, due 06/01/30	1.5%
CSC Holdings LLC, 4.13%, due 12/01/30	1.4%
Novelis Corp., 6.88%, due 01/30/30	1.3%
Directv Financing LLC, 8.88%, due 02/01/30	1.3%
Celanese U.S. Holdings LLC, 6.50%, due 04/15/30	1.1%
CoreWeave, Inc., 9.25%, due 06/01/30	1.1%

C000267391
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2031 High Yield Corporate Bond ETF
Trading Symbol	MYHE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2031 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2031 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.39%	[20]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 4,990,347
Holdings Count | Holding	132
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$4,990,347 Number of Portfolio Holdings132 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Telecommunications	8.1%
Diversified Financial Services	7.7%
Oil & Gas	7.2%
Media	6.5%
Insurance	6.4%
Retail	6.1%
Commercial Services	5.8%
Health Care Services	3.5%
Mining	3.2%
Software	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31	2.2%
Panther Escrow Issuer LLC, 7.13%, due 06/01/31	2.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, due 01/15/31	1.7%
Allied Universal Holdco LLC, 7.88%, due 02/15/31	1.7%
Vmed O2 U.K. Financing I PLC, 4.25%, due 01/31/31	1.7%
UKG, Inc., 6.88%, due 02/01/31	1.5%
Connect Holding II LLC, 10.50%, due 04/03/31	1.5%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	1.4%
ZF North America Capital, Inc., 7.50%, due 03/24/31	1.2%
CoreWeave, Inc., 9.00%, due 02/01/31	1.2%

C000267389
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> My2029 High Yield Corporate Bond ETF
Trading Symbol	MYHC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® My2029 High Yield Corporate Bond ETF (the "Fund") for the period of February 26, 2026 (commencement of operations) through February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® My2029 High Yield Corporate Bond ETF	$0	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.39%	[21]
Expenses Short Period Footnote [Text Block]	The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.
AssetsNet	$ 4,994,626
Holdings Count | Holding	155
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 2/28/2026

Total Net Assets$4,994,626 Number of Portfolio Holdings155 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Telecommunications	5.9%
Commercial Services	5.6%
Software	5.4%
Retail	5.3%
Oil & Gas	4.7%
Health Care Services	4.3%
Chemicals	4.2%
Media	4.2%
IT Services	3.5%
Internet	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
EchoStar Corp., 10.75%, due 11/30/29	2.4%
Pitney Bowes, Inc., 7.25%, due 03/15/29	2.0%
Cloud Software Group, Inc., 6.50%, due 03/31/29	1.5%
Cloud Software Group, Inc., 9.00%, due 09/30/29	1.5%
Neptune Bidco U.S., Inc., 9.29%, due 04/15/29	1.3%
Sunoco LP, 7.00%, due 05/01/29	1.2%
Acrisure LLC/Acrisure Finance, Inc., 4.25%, due 02/15/29	1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, due 01/15/29	1.2%
Iron Mountain, Inc., 4.88%, due 09/15/29	1.1%
Discovery Communications LLC, 4.13%, due 05/15/29	1.1%

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